Risk Lose Money [Member] Investment Objectives and Goals - S000048058 [Member]	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Multi Strategy Alternatives Fund (the Fund) seeks to provide shareholders with absolute (positive) returns over a complete market cycle.